Employees and Employee-Related Costs - Employee Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and Employee-Related Costs
Wages and salaries					$ 8,182	$ 7,558	$ 4,222
Cash bonus					789	668
Share-based compensation expenses	$ 100	$ 200	$ 400	$ 700	942	1,379	3,408
Other social security expenses					19	28	17
Other staff expenses					389	364	196
Total Employee cost					10,321	9,997	7,843
Non-management employee benefit expense					7,622	7,250	4,620
Research and development expenses
Employees and Employee-Related Costs
Share-based compensation expenses					760	1,051	1,496
Total Employee cost					8,156	7,845	4,833
Non-management employee benefit expense					6,639	6,414	4,009
General and administrative expense
Employees and Employee-Related Costs
Share-based compensation expenses					182	328	1,912
Total Employee cost					2,165	2,152	3,010
Non-management employee benefit expense					$ 983	$ 836	$ 611